SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payments [Abstract]
Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2025	2024	2023
	£m	£m	£m
Share-based payments	73	109	140

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2025 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2025 number m
Executive Performance Share Plan (EPSP)	25		14		(8)		(3)		28
Bonus-related Share Awards	12		9		(2)		(6)		13
Leadership Share Awards	13		12		(1)		(4)		20

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	853	p	564	p	879	p	1,025	p	684	p
Bonus-related Share Awards	873	p	592	p	697	p	924	p	677	p
Leadership Share Awards	821	p	320	p	770	p	927	p	492	p

	Non-vested 1 January 2024 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2024 number m
Executive Performance Share Plan (EPSP)	23		11		(5)		(4)		25
Bonus-related Share Awards	12		7		(1)		(6)		12
Leadership Share Awards	12		5		(1)		(3)		13

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	950	p	738	p	980	p	949	p	853	p
Bonus-related Share Awards	903	p	820	p	861	p	877	p	873	p
Leadership Share Awards	848	p	872	p	844	p	1,026	p	821	p
Note
[1]The granted number of awards for the year ended 31 December 2025 includes 1.5 million (2024: 1.2 million) of dividend equivalent shares granted on vesting of current year awards